Basis of Presentation - Narrative (Details) - Discontinued operations	Nov. 12, 2021	Mar. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary sold		80.00%
Tricon US Multi-Family REIT LLC
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary sold		80.00%
Seven Labatt Project | Labatt Village LP
Disclosure of analysis of single amount of discontinued operations [line items]
Proportion of ownership interest in subsidiary sold	80.00%